Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Information About Key Management Personnel [Abstract]
Summary of Key Management Personnel Compensation
Key management personnel compensation is as follows:

	2021	2020	2019
	$’000	$’000	$’000
Wages and salaries	3,482	839	1,020
Employer’s contribution to defined contribution plans	35	17	23
Benefits in kind	266	61	67
Non-executive directors’ remuneration by way of:
- Cash	336	313	85
- Share grants and options	4,033	280	148

	8,152	1,510	1,343